Business Combinations - Narrative (Q1) (Details) $ / shares in Units, $ in Thousands			3 Months Ended		12 Months Ended
	Jan. 12, 2021 USD ($) tradingDay $ / shares shares	Jan. 11, 2021 shares	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)
Reverse Recapitalization [Line Items]
Reverse recapitalization, aggregate consideration | $	$ 1,190,000
Cash electing shares of Legacy Billtrust shareholders | $	90,061
Reverse recapitalization, equity interests issued and issuable | $	$ 1,099,000
Reverse recapitalization, equity interests issued and issuable, number of shares	109,944,090
Reverse recapitalization, equity interests issuable, number of shares	15,175,967
Recapitalization conversion ratio	7.2282662
Stock repurchased during period (in USD per share) | $ / shares	$ 10.00
Common stock, shares outstanding (in shares)	145,266,108
Warrants outstanding (shares)	12,500,000
Number of shares exercisable by each warrant (shares)	1
Warrants exercise price (in dollars per share) | $ / shares	$ 11.50				$ 1.91
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Common and preferred stock, shares authorized (shares)	575,000,000
Preferred stock, shares authorized (in shares)	10,000,000				10,000,000	10,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001				$ 0.0001	$ 0.0001
Number of shares issued (shares)	20,000,000
Aggregate purchase price | $	$ 200,000
Stock converted conversion ratio	1.0
Stock repurchased during period (shares)	9,005,863
Warrants exercised and converted (in shares)	85,004
Contingent consideration liability, shares	12,000,000
Contingent consideration liability, term	5 years
Issuance and vesting of earnout shares at fair value (shares)			10,917,736
Amount paid for tax withholding | $			$ 4,013	$ 0
Contingent consideration liability | $			0		$ 230,995
Change in fair value during the period (included in Other expense) | $			10,026
Share-based compensation expense | $			$ 8,826	$ 481	$ 3,063	$ 2,114	$ 1,796
Restricted Stock Units (RSU's)
Reverse Recapitalization [Line Items]
Number of RSU's granted in period (in shares)			836,208
Amount paid for tax withholding | $			$ 4,013
Share price (in dollars per share) | $ / shares	$ 16.80
Earnout Shares
Reverse Recapitalization [Line Items]
Amount paid for tax withholding | $			4,013
Contingent consideration liability | $	$ 191,095		0
Change in fair value during the period (included in Other expense) | $			8,246
Earnout Shares | Restricted Stock Units (RSU's)
Reverse Recapitalization [Line Items]
Share price (in dollars per share) | $ / shares	$ 16.80
Risk free rate	0.50%
Volatility rate	42.00%
Share-based compensation expense | $			2,171
First Earnout
Reverse Recapitalization [Line Items]
Contingent consideration liability, shares	6,000,000
Contingent consideration liability, stock price trigger | $ / shares	$ 12.50
Contingent consideration liability, threshold trading days | tradingDay	20
Contingent consideration liability, threshold trading day period	30 days
Second Earnout
Reverse Recapitalization [Line Items]
Contingent consideration liability, shares	6,000,000
Contingent consideration liability, stock price trigger | $ / shares	$ 15.00
Contingent consideration liability, threshold trading days | tradingDay	20
Contingent consideration liability, threshold trading day period	30 days
Sponsor Vesting Shares
Reverse Recapitalization [Line Items]
Amount paid for tax withholding | $			0
Contingent consideration liability | $	$ 39,900		0
Change in fair value during the period (included in Other expense) | $			$ 1,780
Billtrust
Reverse Recapitalization [Line Items]
Common stock, par value (in dollars per share) | $ / shares	$ 0.001
South Mountain
Reverse Recapitalization [Line Items]
Warrants cancelled (in shares)	6,954,500
Stock repurchased during period (shares)		2,015
South Mountain | Common Shareholders
Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares)		25,000,000
Common Stock | Share-based Payment Arrangement
Reverse Recapitalization [Line Items]
Number of shares of common stock withheld from employees for tax withholdings			246,056
Common Class I
Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares)	138,728,373		149,315,319		91,420,868
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001		$ 0.0001
Common stock, shares authorized (in shares)			538,000,000		538,000,000
Common stock, shares issued (in shares)			149,315,319		92,760,478
Common Class I | Prior South Mountain Shareholders
Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares)	2,375,000
Common Class I | South Mountain | Common Shareholders
Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares)			2,375,000
Common stock, shares issued (in shares)			2,375,000
Common Class I | South Mountain | Common Shareholders | First Earnout
Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares)			1,187,500
Common Class I | South Mountain | Common Shareholders | Second Earnout
Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares)			1,187,500
Common Class 2
Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares)	6,537,735		7,251,307		8,196,622
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001		$ 0.0001
Common stock, shares authorized (in shares)			27,000,000		27,000,000
Common stock, shares issued (in shares)			7,251,307		8,196,622